Convertible Promissory Notes - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Gross proceeds						$ 195	$ 0	$ 211,608
Conversion of convertible promissory notes to preferred stock						195	0	211,608
Other (expense) income		$ (23,707)	$ 5,050	$ 58,031	$ (12,772)	(9,655)	$ 12,193	(48,237)
Note Purchase Agreement [Member] | Series D Convertible Preferred Stock [Member]
Short-term Debt [Line Items]
Debt discount						199,000
Note Purchase Agreement [Member] | Convertible Promissory Notes Payable [Member]
Short-term Debt [Line Items]
Proceeds from Debt, Net of Issuance Costs	$ 1,000
Note Purchase Agreement [Member] | Amortization Of The Debt Discount [Member]
Short-term Debt [Line Items]
Interest Expense, Debt								$ 100
Convertible Promissory Notes [Member] | Series E Convertible Preferred Stock [Member]
Short-term Debt [Line Items]
Gross proceeds						211,600
Conversion of convertible promissory notes to preferred stock						$ 211,600
Convertible Promissory Notes [Member] | Note Purchase Agreement [Member]
Short-term Debt [Line Items]
Cash proceeds	$ 199,000
Debt Instrument, Interest Rate During Period						3.00%
Debt Instrument, Maturity Date						Jun. 21, 2021
Gross proceeds						$ 50,000
Discount rate						5.00%
Conversion of convertible promissory notes to preferred stock						$ 50,000
Reduction to additional paid-in capital						211,600
Other (expense) income						$ 100
Convertible Promissory Notes [Member] | Note Purchase Agreement [Member] | Series E Convertible Preferred Stock [Member]
Short-term Debt [Line Items]
Stock Issued During Period, Shares						1,408,934